Schedule of concession and amount to be paid (Details) R$ in Millions	12 Months Ended
Dec. 31, 2021 BRL (R$)
Irape Enterprise [Member]
IfrsStatementLineItems [Line Items]
Nominal value in 2019	R$ 42
Present value in 2019	R$ 21
Period of the concession	03/2006 – 02/2035
Updating indexer	IGPM
Queimadao Consortium Enterprise [Member]
IfrsStatementLineItems [Line Items]
Nominal value in 2019	R$ 12
Present value in 2019	R$ 6
Period of the concession	01/2004 – 12/2032
Updating indexer	IGPM